Basis of Presentation and Summary of Significant Accounting Policies (Details) - Warrant [Member] - Fair Value, Measurements, Recurring [Member] - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative liabilities - warrants	$ 176,719	$ 91,173	$ 658,286
Derivative liabilities - debt conversion feature	47,500	40,000
Fair Value, Inputs, Level 1 [Member]
Derivative liabilities - warrants
Derivative liabilities - debt conversion feature
Fair Value, Inputs, Level 2 [Member]
Derivative liabilities - warrants
Derivative liabilities - debt conversion feature
Fair Value, Inputs, Level 3 [Member]
Derivative liabilities - warrants	176,719	91,173	$ 658,286
Derivative liabilities - debt conversion feature	$ 47,500	$ 40,000